Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Property, Plant and Equipment
A.	Carrying amount by category:

	As of December 31,
	2016	2017
	NT$	NT$
Land	2,903,192	2,903,192
Buildings	19,939,679	21,859,531
Machinery and equipment	32,145,342	30,536,886
Other equipment	4,674,862	4,691,122
Construction in progress and equipment awaiting for inspection	5,717,334	2,407,334

	65,380,409	62,398,065

B.	Movement from period beginning to period end

(a)	From January 1, 2015 to December 31, 2015

i. Cost
	Balance at January 1	Additions	Disposals	Transfers	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$
Land	2,903,192	—	—	—	—	2,903,192
Buildings	22,789,352	1,423,338	—	6,798,051	(57,827)	30,952,914
Machinery and equipment	71,922,606	7,675,210	(7,055,018)	2,074,177	(232,752)	74,384,223
Other equipment	7,629,873	1,192,144	(629,015)	737,087	(29,765)	8,900,324
Construction in progress and equipment awaiting for inspection	10,018,645	3,719,296	—	(9,609,315)	(19,084)	4,109,542

	115,263,668	14,009,988	(7,684,033)	—	(339,428)	121,250,195

ii. Accumulated depreciation and impairment
	Balance at January 1	Depreciation expense	Impairment losses	Disposals	Transfers	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Buildings	9,636,672	1,665,873	—	—	—	(13,561)	11,288,984
Machinery and equipment	38,233,303	10,086,128	46,198	(6,977,590)	966	(135,539)	41,253,466
Other equipment	3,873,022	1,151,771	18,798	(623,394)	(966)	(17,094)	4,402,137

	51,742,997	12,903,772	64,996	(7,600,984)	—	(166,194)	56,944,587

(b)	From January 1, 2016 to December 31, 2016

i. Cost
	Balance at January 1	Additions	Disposals	Transfers	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$
Land	2,903,192	—	—	—	—	2,903,192
Buildings	30,952,914	1,445,512	(83,778)	428,540	(220,178)	32,523,010
Machinery and equipment	74,384,223	7,815,011	(7,204,489)	1,542,650	(962,141)	75,575,254
Other equipment	8,900,324	1,283,475	(713,787)	342,751	(120,433)	9,692,330
Construction in progress and equipment awaiting for inspection	4,109,542	4,703,546	(420)	(2,984,597)	(110,737)	5,717,334

	121,250,195	15,247,544	(8,002,474)	(670,656)	(1,413,489)	126,411,120

ii. Accumulated depreciation and impairment
	Balance at January 1	Depreciation expense	Impairment losses	Disposals	Transfers	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Buildings	11,288,984	1,715,407	—	(83,778)	(278,570)	(58,712)	12,583,331
Machinery and equipment	41,253,466	9,849,149	72,655	(7,155,398)	3,407	(593,367)	43,429,912
Other equipment	4,402,137	1,341,274	18,592	(663,349)	(9,450)	(71,736)	5,017,468

	56,944,587	12,905,830	91,247	(7,902,525)	(284,613)	(723,815)	61,030,711

(c)	From January 1, 2017 to December 31, 2017

i. Cost
	Balance at January 1	Additions	Disposals	Transfers	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$
Land	2,903,192	—	—	—	—	2,903,192
Buildings	32,523,010	1,376,617	—	2,422,828	(51,686)	36,270,769
Machinery and equipment	75,575,254	6,938,086	(3,217,594)	2,562,020	(198,414)	81,659,352
Other equipment	9,692,330	1,236,677	(464,434)	475,464	(28,143)	10,911,894
Construction in progress and equipment awaiting for inspection	5,717,334	2,186,703	—	(5,460,312)	(36,391)	2,407,334

	126,411,120	11,738,083	(3,682,028)	—	(314,634)	134,152,541

ii. Accumulated depreciation and impairment
	Balance at January 1	Depreciation expense	Impairment losses	Disposals	Transfers	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Buildings	12,583,331	1,841,411	—	—	—	(13,504)	14,411,238
Machinery and equipment	43,429,912	10,936,614	78,468	(3,179,598)	(8,178)	(134,752)	51,122,466
Other equipment	5,017,468	1,637,955	9,763	(434,993)	8,178	(17,599)	6,220,772

	61,030,711	14,415,980	88,231	(3,614,591)	—	(165,855)	71,754,476